Other Assets (Details Narrative) - USD ($)		3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 17, 2016	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2018	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Depreciation expenses		$ 540	$ 4,100			$ 4,640	$ 5,416
Software purchased payament	$ 1,200,000
Finite-Lived Intangible Asset, Useful Life	5 years			1 year 3 months	5 years	5 years
Amortization						$ 0	$ 450,000